Subsequent Events	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Subsequent Events
29.	Subsequent Events
Declaration of Dividend
The Company has increased its quarterly dividend under its dividend policy, setting it at $0.165 per common share for 2025. The declaration, timing, amount and payment of future dividends remain at the discretion of the Board of Directors.
On March 13, 2025, the Board of Directors declared a dividend in the amount of $0.165 per common share, with this dividend being payable to shareholders of record on April 1, 2025 and is expected to be distributed on or about April 11, 2025. The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares based on the Average Market Price, as defined in the DRIP.
Amendment to Blackwater PMPA
On March
7
, 2025, the Company amended its PMPA (the “Blackwater Silver PMPA”) with Artemis Gold Inc. (“Artemis”) in respect of silver production from the Blackwater Project located in British Columbia in Canada (the “Blackwater Project”). Under the Blackwater Silver PMPA, Wheaton will acquire an amount of silver equal to
50
% of the payable silver until
17.8
million ounces have been delivered and
33
% of payable silver thereafter for the life of the mine.
Previously, the determination of payable silver production under the Blackwater Silver PMPA required the application of a complex metallurgical protocol to determine the silver content of the mill feed and applied a fixed recovery rate of

61
%. As a result of the amendment, the amount of payable silver will be determined based on a fixed ratio of silver to gold ounces produced. The ratio will be as follows:

•	5.17 ounces of silver for every ounce of gold produced while the plant throughput is less than 15Mtpa;

•	5.10 ounces of silver for every ounce of gold produced while the plant throughput exceeds 15Mtpa, but is less than 20Mtpa; and

•	5.07 ounces of silver for every ounce of gold produced while the plant throughput exceeds 20Mtpa

Once 17.8 million ounces of silver have been delivered, the determination of payable silver will revert to being based on a fixed silver recovery factor, consistent with the previous terms of the Blackwater Silver PMPA. As a result of the changed payable silver profile which is expected to deliver silver ounces to the Company sooner relative to the original profile, coupled with the administrative benefits when it comes to determining payable silver, on March 10, 2025, the Company paid Artemis $30 million in connection with this amendment.